T. ROWE PRICE Limited-Term Bond Portfolio
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 18.0%
Car Loan 5.9%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 42 42
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 79
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  49 49
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 410
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 112
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 183
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 109
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 218
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 395
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 415 412
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 340 328
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 6.57%, 12/26/31 (1) 250 250
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 141
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 264
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 177
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 101
CarMax Auto Owner Trust
Series 2023-4, Class B
6.39%, 5/15/29  135 139
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 139
CarMax Auto Owner Trust
Series 2024-1, Class A4
4.94%, 8/15/29  75 75
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 140
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 173
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 33 32
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 346 347
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 139
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 452
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 460
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 99
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  70 71
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 137
Ford Credit Auto Owner Trust
Series 2020-1, Class B
2.29%, 8/15/31 (1) 210 204
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 136
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 407
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 115
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 136
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 609
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 270
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 103

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 172
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 27 26
Navistar Financial Dealer Note Master
Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 175 176
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 39 38
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 67 66
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 227 227
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 250 251
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 25 25
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 242
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 354
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 326
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 185 184
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 155 154
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27 (1) 75 74
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 75 75
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 70 70
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 80 80
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 25
Par/Shares $ Value
(Amounts in 000s)
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 213 214
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 146
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  6 6
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 158
10,982
Other Asset-Backed Securities 11.4%
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 100 100
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 100 100
Apidos XVIII
Series 2018-18A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.472%, 10/22/30 (1) 390 389
Apidos Xxv
Series 2016-25A, Class A1R2, CLO, FRN
3M TSFR + 1.15%, 6.458%, 10/20/31 (1) 490 490
Atrium XIII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.47%, 11/21/30 (1) 485 485
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 280 281
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.636%, 4/15/34 (1) 250 249
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 11/15/30 (1)(2) 505 505
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 73 70
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M TSFR + 1.362%, 6.676%, 7/15/33 (1) 290 290
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.626%, 7/15/33 (1) 250 250
CyrusOne Data Centers Issuer I
Series 2024-1A, Class A2
4.76%, 3/22/49 (1) 55 52
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 101
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 185 187
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 70 70

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 90 88
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 71 69
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 105 99
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.678%, 7/17/34 (1) 250 249
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 29 29
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 170 162
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 44 40
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 118 120
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 101 103
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37 (1) 500 471
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 294
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 117 113
Goldentree Loan Opportunities XI
Series 2015-11A, Class CR2, CLO, FRN
3M TSFR + 2.012%, 7.31%, 1/18/31 (1) 250 249
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 128 121
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 241 239
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 426 383
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 88 74
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 59 56
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 315 318
Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 82 83
HPEFS Equipment Trust
Series 2021-2A, Class D
1.29%, 3/20/29 (1) 160 157
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 275 276
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 204
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 338
Jamestown VI
Series 2018-6RA, Class B, CLO, FRN
3M TSFR + 2.262%, 7.586%, 4/25/30 (1) 250 249
KKR
Series 29A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.776%, 1/15/32 (1) 250 250
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 6.551%, 7/27/31 (1) 274 274
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 7.131%, 7/27/31 (1) 250 250
Madison Park Funding XXIX
Series 2018-29A, Class BR, CLO, FRN
3M TSFR + 1.80%, 10/18/30 (1)(2) 530 530
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 485 485
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M TSFR + 1.332%, 6.646%, 7/15/33 (1) 465 464
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M TSFR + 1.462%, 6.786%, 1/25/32 (1) 500 500
Marathon Static
Series 2022-18A, Class A1R2, CLO, FRN
SOFR90A + 1.15%, 6.483%, 7/20/30 (1) 370 369
Marble Point XII
Series 2018-1A, Class A, CLO, FRN
3M TSFR + 1.272%, 6.586%, 7/16/31 (1) 229 228
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 6.522%, 1/20/32 (1) 600 601
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 250 251
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 8.016%, 10/18/33 (1) 250 249

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 92
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 73 69
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 97 92
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 34 31
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 256 252
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 232 238
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 93 95
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M TSFR + 1.662%, 6.96%, 10/18/30 (1) 255 255
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M TSFR + 1.252%, 6.561%, 1/20/32 (1) 400 401
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M TSFR + 1.292%, 6.609%, 4/22/29 (1) 353 353
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.864%, 7/15/33 (1) 315 315
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M TSFR + 1.222%, 6.536%, 7/15/30 (1) 236 236
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M TSFR + 1.812%, 7.126%, 7/15/30 (1) 315 315
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 6.483%, 10/20/30 (1) 490 490
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 37 36
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 180 177
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 125 124
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 54 54
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 101
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 101
Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-3A, Class D
7.58%, 9/20/29 (1) 100 104
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 6.51%, 7/30/31 (1) 375 376
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 6.473%, 1/20/31 (1) 585 585
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 100 100
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 164
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 394 378
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 155 159
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 290 290
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 18 17
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 54 50
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 111 103
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M TSFR + 1.712%, 7.036%, 10/25/29 (1) 350 343
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M TSFR + 1.282%, 6.596%, 1/15/34 (1) 447 447
Symphony XXIII
Series 2020-23A, Class BR, CLO, FRN
3M TSFR + 1.862%, 7.176%, 1/15/34 (1) 250 250
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 6.659%, 4/20/33 (1) 250 250
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 10/20/30 (1)(2) 700 700
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 206 206
21,224
Student Loan 0.5%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 73 69
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 53 50

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 36 33
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 100 90
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 46 42
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.795%, 3/22/32  206 198
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 6.184%, 3/26/68 (1) 112 111
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 225 204
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 84 76
873
Whole Business 0.2%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 370 373
373
Total Asset-Backed Securities
(Cost $33,592) 33,452
CORPORATE BONDS 46.0%
FINANCIAL INSTITUTIONS 17.4%
Banking 11.8%
Ally Financial, 3.875%, 5/21/24  395 394
American Express, 2.25%, 3/4/25  445 432
American Express, VR, 5.098%, 2/16/28 (3) 105 104
Banco Santander, 3.496%, 3/24/25  200 196
Banco Santander, VR, 5.552%, 3/14/28 (3) 200 200
Banco Santander, VR, 5.742%, 6/30/24 (3) 400 400
Bank of America, VR, 0.976%, 4/22/25 (3) 255 254
Bank of America, VR, 1.734%, 7/22/27 (3) 190 175
Bank of America, VR, 3.384%, 4/2/26 (3) 265 259
Bank of America, VR, 3.841%, 4/25/25 (3) 190 190
Bank of America, VR, 5.08%, 1/20/27 (3) 200 199
Bank of Montreal, 3.70%, 6/7/25  350 343
Bank of Montreal, 5.30%, 6/5/26  220 220
Bank of Montreal, Series H, 4.25%, 9/14/24  390 388
Bank of New York Mellon, VR, 4.414%,
7/24/26 (3) 225 222
Bank of New York Mellon, VR, 4.947%,
4/26/27 (3) 255 254
Bank of New York Mellon, VR, 5.148%,
5/22/26 (3) 250 250
Banque Federative du Credit Mutuel,
0.998%, 2/4/25 (1) 280 269
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 199
Barclays, VR, 5.304%, 8/9/26 (3) 200 199
Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 5.674%, 3/12/28 (3) 200 201
Barclays, VR, 7.325%, 11/2/26 (3) 205 210
BPCE, 4.50%, 3/15/25 (1) 395 389
CaixaBank, VR, 6.208%, 1/18/29 (1)(3) 270 275
CaixaBank, VR, 6.684%, 9/13/27 (1)(3) 290 296
Capital One Financial, VR, 2.636%,
3/3/26 (3) 265 257
Capital One Financial, VR, 4.985%,
7/24/26 (3) 205 203
Capital One Financial, VR, 5.70%,
2/1/30 (3)(4) 125 126
Capital One Financial, VR, 6.312%,
6/8/29 (3) 120 123
Capital One Financial, VR, 7.149%,
10/29/27 (3) 115 120
Citigroup, 4.40%, 6/10/25  230 227
Citigroup, VR, 0.981%, 5/1/25 (3) 200 199
Citigroup, VR, 3.106%, 4/8/26 (3) 240 234
Citigroup, VR, 4.14%, 5/24/25 (3) 255 254
Citigroup, VR, 5.174%, 2/13/30 (3) 185 183
Credicorp, 2.75%, 6/17/25 (1) 200 193
Danske Bank, VR, 5.427%, 3/1/28 (1)(3) 200 200
Danske Bank, VR, 6.259%, 9/22/26 (1)(3) 200 202
Discover Bank, 2.45%, 9/12/24  270 266
Fifth Third Bancorp, VR, 6.339%,
7/27/29 (3) 95 98
Fifth Third Bank, VR, 5.852%, 10/27/25 (3) 335 335
Goldman Sachs Group, 3.50%, 4/1/25  250 245
Goldman Sachs Group, FRN, SOFR +
0.486%, 5.836%, 10/21/24  325 325
Goldman Sachs Group, VR, 4.482%,
8/23/28 (3) 190 185
Goldman Sachs Group, VR, 5.798%,
8/10/26 (3) 390 391
HDFC Bank, 5.686%, 3/2/26  250 251
HSBC Holdings, VR, 2.099%, 6/4/26 (3) 375 360
Huntington National Bank, VR, 5.699%,
11/18/25 (3) 250 248
JPMorgan Chase, FRN, SOFR + 0.885%,
6.235%, 4/22/27  75 75
JPMorgan Chase, VR, 0.824%, 6/1/25 (3) 225 223
JPMorgan Chase, VR, 2.083%, 4/22/26 (3) 460 443
JPMorgan Chase, VR, 4.08%, 4/26/26 (3) 440 433
JPMorgan Chase, VR, 5.04%, 1/23/28 (3) 180 179
Lloyds Banking Group, VR, 5.462%,
1/5/28 (3) 220 220
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25 (3) 400 394
Morgan Stanley, VR, 1.164%, 10/21/25 (3) 195 190
Morgan Stanley, VR, 2.63%, 2/18/26 (3) 250 243
Morgan Stanley, VR, 3.62%, 4/17/25 (3) 220 219
Morgan Stanley, VR, 6.138%, 10/16/26 (3) 250 253
Morgan Stanley Bank, 4.754%, 4/21/26  250 248
Northern Trust, 3.95%, 10/30/25  155 152
PNC Financial Services Group, VR, 4.758%,
1/26/27 (3) 265 262
PNC Financial Services Group, VR, 5.30%,
1/21/28 (3) 80 80

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
PNC Financial Services Group, VR, 5.671%,
10/28/25 (3) 355 355
PNC Financial Services Group, VR, 5.812%,
6/12/26 (3) 100 100
Royal Bank of Canada, 4.875%, 1/19/27  85 85
Royal Bank of Canada, 4.95%, 4/25/25  445 444
Santander Holdings USA, VR, 2.49%,
1/6/28 (3) 190 172
Societe Generale, VR, 5.519%, 1/19/28 (1)
(3) 470 465
Standard Chartered, 4.30%, 2/19/27 (1)(4) 200 194
Standard Chartered, VR, 1.822%,
11/23/25 (1)(3) 200 194
State Street, 5.272%, 8/3/26  320 321
State Street, VR, 4.857%, 1/26/26 (3) 115 114
State Street, VR, 5.104%, 5/18/26 (3) 180 179
Synchrony Financial, 4.25%, 8/15/24  485 482
Toronto-Dominion Bank, 0.70%, 9/10/24  350 342
Toronto-Dominion Bank, 4.285%, 9/13/24  460 457
Toronto-Dominion Bank, 5.532%, 7/17/26  270 272
Truist Financial, FRN, SOFR + 0.40%,
5.761%, 6/9/25  165 164
U.S. Bancorp, VR, 4.548%, 7/22/28 (3) 375 367
U.S. Bancorp, VR, 5.727%, 10/21/26 (3) 145 146
UBS, 0.70%, 8/9/24 (1) 205 201
UBS Group, VR, 1.494%, 8/10/27 (1)(3) 200 182
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 200 197
UBS Group, VR, 4.49%, 8/5/25 (1)(3) 235 234
UBS Group, VR, 6.327%, 12/22/27 (1)(3) 200 203
Wells Fargo, VR, 2.188%, 4/30/26 (3) 205 197
Wells Fargo, VR, 3.908%, 4/25/26 (3) 280 274
Wells Fargo, VR, 4.54%, 8/15/26 (3) 275 271
21,969
Brokerage Asset Managers
Exchanges 0.5%
Charles Schwab, 2.45%, 3/3/27  413 384
Charles Schwab, 3.20%, 3/2/27  135 129
LPL Holdings, 6.75%, 11/17/28  90 94
LSEGA Financing, 0.65%, 4/6/24 (1) 320 320
Nasdaq, 5.65%, 6/28/25  45 45
972
Finance Companies 1.2%
AerCap Ireland Capital, 1.65%, 10/29/24  167 163
AerCap Ireland Capital, 6.10%, 1/15/27  155 157
AerCap Ireland Capital, 6.45%, 4/15/27 (1) 422 432
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 200 186
Avolon Holdings Funding, 2.875%,
2/15/25 (1) 250 243
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 75 75
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 190 189
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 92
GATX, 3.25%, 3/30/25  25 24
GATX, 3.25%, 9/15/26  417 397
GATX, 3.85%, 3/30/27  80 77
GATX, 5.40%, 3/15/27  50 50
Par/Shares $ Value
(Amounts in 000s)
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 235 235
2,320
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 400 393
393
Insurance 3.1%
Athene Global Funding, 1.716%, 1/7/25 (1) 435 422
Athene Global Funding, 5.684%,
2/23/26 (1) 275 277
Brighthouse Financial Global Funding,
1.00%, 4/12/24 (1) 200 199
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 64
CNO Global Funding, 1.65%, 1/6/25 (1) 240 232
CNO Global Funding, 1.75%, 10/7/26 (1) 505 459
Corebridge Financial, 3.50%, 4/4/25  205 201
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 89
Elevance Health, 5.35%, 10/15/25  85 85
Equitable Financial Life Global Funding,
0.80%, 8/12/24 (1) 255 251
Equitable Financial Life Global Funding,
1.00%, 1/9/26 (1) 95 88
Equitable Financial Life Global Funding,
1.10%, 11/12/24 (1) 360 349
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (1) 35 33
Equitable Financial Life Global Funding,
1.70%, 11/12/26 (1) 150 136
First American Financial, 4.60%, 11/15/24  450 445
Health Care Service A Mutual Legal
Reserve, 1.50%, 6/1/25 (1) 325 310
Humana, 1.35%, 2/3/27  90 81
Humana, 3.85%, 10/1/24  180 178
Humana, 4.50%, 4/1/25  145 143
Humana, 5.75%, 3/1/28  85 87
Jackson National Life Global Funding,
1.75%, 1/12/25 (1) 290 281
Marsh & McLennan, 3.75%, 3/14/26  45 44
Metropolitan Life Global Funding I, 4.05%,
8/25/25 (1) 335 330
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 215 210
Principal Life Global Funding II, 0.75%,
4/12/24 (1) 165 165
UnitedHealth Group, 3.70%, 5/15/27  280 271
UnitedHealth Group, 5.25%, 2/15/28  175 178
Willis North America, 3.60%, 5/15/24  90 90
5,698
Real Estate Investment Trusts 0.6%
Public Storage Operating, FRN, SOFR +
0.47%, 5.82%, 4/23/24  115 115
Realty Income, 3.875%, 7/15/24  450 448
Realty Income, 5.05%, 1/13/26  65 65
WP Carey, 4.00%, 2/1/25  465 458
1,086
Total Financial Institutions 32,438

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 25.5%
Basic Industry 1.1%
ArcelorMittal, 3.60%, 7/16/24  100 99
BHP Billiton Finance USA, 5.25%, 9/8/26  440 443
Celanese U.S. Holdings, 6.05%, 3/15/25  148 148
Celulosa Arauco y Constitucion, 4.50%,
8/1/24  200 199
LYB International Finance III, 1.25%,
10/1/25  177 166
Newmont, 5.30%, 3/15/26 (1) 120 121
Nucor, 3.95%, 5/23/25  125 123
Nutrien, 4.90%, 3/27/28  110 109
POSCO, 4.375%, 8/4/25  450 443
Sherwin-Williams, 4.25%, 8/8/25  110 108
Westlake, 0.875%, 8/15/24  205 201
2,160
Capital Goods 1.2%
Amcor Flexibles North America, 4.00%,
5/17/25  210 206
Amphenol, 2.05%, 3/1/25  220 213
Amphenol, 4.75%, 3/30/26  363 360
BAE Systems, 5.00%, 3/26/27 (1) 220 219
Carrier Global, 2.242%, 2/15/25  64 62
Carrier Global, 5.80%, 11/30/25  145 146
Mohawk Industries, 5.85%, 9/18/28  150 154
Owens Corning, 3.40%, 8/15/26  35 34
Parker-Hannifin, 3.65%, 6/15/24  400 398
Regal Rexnord, 6.05%, 2/15/26 (1) 170 171
Republic Services, 2.50%, 8/15/24  220 218
2,181
Communications 4.8%
American Tower, 1.60%, 4/15/26  373 346
American Tower, 2.40%, 3/15/25  170 165
American Tower, 3.55%, 7/15/27  178 169
AT&T, 4.10%, 2/15/28  95 92
Charter Communications Operating,
4.908%, 7/23/25  955 944
Charter Communications Operating, 6.15%,
11/10/26  120 121
Cox Communications, 3.15%, 8/15/24 (1) 450 445
Cox Communications, 3.50%, 8/15/27 (1) 100 95
Cox Communications, 3.85%, 2/1/25 (1) 70 69
Crown Castle, 1.05%, 7/15/26  255 232
Crown Castle, 2.90%, 3/15/27  265 247
Crown Castle, 4.45%, 2/15/26  320 315
Crown Castle, 5.00%, 1/11/28  85 84
Crown Castle, 5.60%, 6/1/29  145 147
Crown Castle Towers, 4.241%, 7/15/28 (1) 80 76
GTP Acquisition Partners I, 3.482%,
6/16/25 (1) 465 454
KT, 4.00%, 8/8/25 (1) 450 442
NTT Finance, 4.142%, 7/26/24 (1) 200 198
NTT Finance, 4.239%, 7/25/25 (1) 200 197
Rogers Communications, 2.95%, 3/15/25  430 419
Rogers Communications, 3.20%, 3/15/27  310 294
Rogers Communications, 5.00%, 2/15/29  285 282
SBA Tower Trust, 1.631%, 11/15/26 (1) 115 104
SBA Tower Trust, 1.884%, 1/15/26 (1) 85 79
Par/Shares $ Value
(Amounts in 000s)
SBA Tower Trust, 2.836%, 1/15/25 (1) 325 317
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 297
SBA Tower Trust, Series 2014-2A, Class C,
STEP, 3.869%, 10/15/49 (1) 110 109
T-Mobile USA, 2.25%, 2/15/26  195 184
T-Mobile USA, 3.50%, 4/15/25  265 260
Take-Two Interactive Software, 3.55%,
4/14/25  150 147
Take-Two Interactive Software, 5.00%,
3/28/26  265 263
Verizon Communications, 1.45%, 3/20/26  270 252
Verizon Communications, 2.625%, 8/15/26  395 374
Warnermedia Holdings, 3.755%, 3/15/27  700 668
Warnermedia Holdings, 6.412%, 3/15/26  125 125
9,012
Consumer Cyclical 5.1%
Advance Auto Parts, 5.90%, 3/9/26  225 224
Aptiv, 2.396%, 2/18/25  205 199
AutoZone, 3.625%, 4/15/25  120 118
AutoZone, 6.25%, 11/1/28  175 183
Daimler Truck Finance North America,
1.625%, 12/13/24 (1) 260 253
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 149
Daimler Truck Finance North America,
5.15%, 1/16/26 (1) 150 149
Daimler Truck Finance North America,
5.20%, 1/17/25 (1) 150 149
Dollar General, 4.625%, 11/1/27  70 69
Dollar General, 5.20%, 7/5/28  166 167
Ford Motor Credit, 5.125%, 6/16/25  290 287
Ford Motor Credit, 5.80%, 3/5/27  235 236
General Motors Financial, 2.90%, 2/26/25  485 473
General Motors Financial, 5.40%, 4/6/26  135 135
General Motors Financial, 5.40%, 5/8/27  115 115
Genuine Parts, 1.75%, 2/1/25  105 102
Hyundai Capital America, 0.875%,
6/14/24 (1) 80 79
Hyundai Capital America, 1.00%,
9/17/24 (1) 110 108
Hyundai Capital America, 5.25%, 1/8/27 (1) 100 100
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 120
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 162
Hyundai Capital America, 6.25%,
11/3/25 (1) 120 121
Hyundai Capital Services, 2.125%,
4/24/25 (1) 200 193
Lowe's, 3.35%, 4/1/27  80 76
Lowe's, 4.40%, 9/8/25  305 301
Lowe's, 4.80%, 4/1/26  175 174
Marriott International, 3.60%, 4/15/24  425 424
Marriott International, 3.75%, 3/15/25  55 54
Marriott International, 5.45%, 9/15/26  90 90
Marriott International, Series EE, 5.75%,
5/1/25  55 55
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 189

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 565 562
Nordstrom, 2.30%, 4/8/24  35 35
O'Reilly Automotive, 5.75%, 11/20/26  185 188
PACCAR Financial, 4.60%, 1/31/29  510 507
Ross Stores, 0.875%, 4/15/26  290 266
Ross Stores, 4.60%, 4/15/25  810 802
Starbucks, 4.75%, 2/15/26  215 214
Tapestry, 7.00%, 11/27/26  45 46
Tapestry, 7.05%, 11/27/25  40 41
VF, 2.40%, 4/23/25  425 409
VF, 2.80%, 4/23/27  225 205
Volkswagen Group of America Finance,
3.95%, 6/6/25 (1) 200 196
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 242
Volkswagen Group of America Finance,
5.80%, 9/12/25 (1) 280 281
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 203
9,451
Consumer Non-Cyclical 7.4%
AbbVie, 2.60%, 11/21/24  715 702
AbbVie, 2.95%, 11/21/26  510 485
AbbVie, 4.80%, 3/15/27  195 194
Astrazeneca Finance, 1.20%, 5/28/26  320 295
BAT International Finance, 1.668%, 3/25/26  225 209
BAT International Finance, 4.448%, 3/16/28  460 446
Becton Dickinson & Company, 3.363%,
6/6/24  336 334
Becton Dickinson & Company, 3.734%,
12/15/24  78 77
Becton Dickinson & Company, 4.693%,
2/13/28  375 370
Bristol-Myers Squibb, 4.90%, 2/22/27  145 145
Bristol-Myers Squibb, 4.90%, 2/22/29  170 171
Bristol-Myers Squibb, 4.95%, 2/20/26  110 110
Brunswick, 0.85%, 8/18/24  290 285
Campbell Soup, 5.20%, 3/19/27  150 150
Cardinal Health, 3.079%, 6/15/24  180 179
Cardinal Health, 3.50%, 11/15/24  215 212
Coca-Cola Europacific Partners, 0.80%,
5/3/24 (1) 680 677
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 182
Constellation Brands, 3.60%, 5/9/24  225 224
CSL Finance, 3.85%, 4/27/27 (1) 90 87
CVS Health, 1.30%, 8/21/27  455 403
CVS Health, 2.875%, 6/1/26  115 109
CVS Health, 3.00%, 8/15/26  105 100
CVS Health, 5.00%, 2/20/26  255 254
HCA, 3.125%, 3/15/27  260 245
HCA, 5.375%, 2/1/25  165 165
HCA, 5.875%, 2/15/26  185 186
Imperial Brands Finance, 3.125%,
7/26/24 (1) 730 723
Imperial Brands Finance, 4.25%,
7/21/25 (1) 200 197
IQVIA, 6.25%, 2/1/29  125 130
Par/Shares $ Value
(Amounts in 000s)
JDE Peet's, 0.80%, 9/24/24 (1) 150 146
Mars, 4.55%, 4/20/28 (1) 355 350
Mattel, 3.375%, 4/1/26 (1) 210 201
Mattel, 5.875%, 12/15/27 (1) 230 231
Mondelez International, 2.625%, 3/17/27  190 178
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25 (1) 200 197
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 46
Pfizer Investment Enterprises, 4.45%,
5/19/26  530 524
Pfizer Investment Enterprises, 4.45%,
5/19/28  185 182
Philip Morris International, 4.875%, 2/13/26  230 229
Philip Morris International, 5.00%, 11/17/25  140 140
Philip Morris International, 5.125%,
11/15/24  270 269
Revvity, 0.85%, 9/15/24  715 698
Solventum, 5.45%, 2/25/27 (1) 355 356
Thermo Fisher Scientific, 4.953%, 8/10/26  425 425
Utah Acquisition, 3.95%, 6/15/26  435 420
Viatris, 1.65%, 6/22/25  380 361
Viatris, 2.30%, 6/22/27  203 184
Viterra Finance, 4.90%, 4/21/27 (1) 280 275
Zoetis, 5.40%, 11/14/25  260 260
13,718
Energy 2.3%
Canadian Natural Resources, 2.05%,
7/15/25  335 320
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  395 395
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 41
DCP Midstream Operating, 5.375%,
7/15/25  309 308
Enbridge, 2.50%, 1/15/25  265 257
Enbridge, 2.50%, 2/14/25  150 146
Enbridge, 5.90%, 11/15/26  110 112
Enbridge, 6.00%, 11/15/28  90 93
Energy Transfer, 2.90%, 5/15/25  65 63
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 6.05%, 12/1/26  400 408
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 100
ONEOK, 5.55%, 11/1/26  190 192
Ovintiv, 5.65%, 5/15/25  215 215
Pioneer Natural Resources, 5.10%, 3/29/26  238 237
Sabine Pass Liquefaction, 5.625%, 3/1/25  320 319
Sabine Pass Liquefaction, 5.75%, 5/15/24  100 100
TER Finance Jersey, Series 21, Zero
Coupon, 1/2/25 (1) 200 191
TransCanada PipeLines, 6.203%, 3/9/26  415 414
Williams, 5.40%, 3/2/26  455 459
4,385
Technology 2.0%
Analog Devices, FRN, SOFR + 0.25%,
5.616%, 10/1/24  70 70
CDW, 5.50%, 12/1/24  75 75
Fiserv, 5.15%, 3/15/27  235 236
Fortinet, 1.00%, 3/15/26  160 147

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Microchip Technology, 0.983%, 9/1/24  220 215
Micron Technology, 4.185%, 2/15/27  50 49
Micron Technology, 4.975%, 2/6/26  50 50
Micron Technology, 5.375%, 4/15/28  260 262
NXP, 2.70%, 5/1/25  300 291
NXP, 3.15%, 5/1/27  20 19
NXP, 3.875%, 6/18/26  155 150
NXP, 4.40%, 6/1/27  35 34
Oracle, 5.80%, 11/10/25  140 141
Qorvo, 1.75%, 12/15/24  125 121
Roper Technologies, 2.35%, 9/15/24  90 88
S&P Global, 2.45%, 3/1/27  510 477
Western Digital, 4.75%, 2/15/26  475 463
Western Union, 2.85%, 1/10/25  666 651
Workday, 3.50%, 4/1/27  120 115
3,654
Transportation 1.6%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  246 238
Canadian Pacific Railway, 1.35%, 12/2/24  315 306
Canadian Pacific Railway, 1.75%, 12/2/26  135 124
Element Fleet Management, 5.643%,
3/13/27 (1) 175 175
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 340
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 140
HPHT Finance, 2.875%, 11/5/24  600 590
Penske Truck Leasing, 2.70%, 11/1/24 (1) 120 118
Penske Truck Leasing, 3.45%, 7/1/24 (1) 172 170
Penske Truck Leasing, 3.95%, 3/10/25 (1) 180 177
Penske Truck Leasing, 5.35%, 1/12/27 (1) 95 95
Penske Truck Leasing, 5.75%, 5/24/26 (1) 490 493
2,966
Total Industrial 47,527
UTILITY 3.1%
Electric 2.5%
AES, 3.30%, 7/15/25 (1) 190 184
American Electric Power, 5.20%, 1/15/29  325 326
Constellation Energy Generation, 5.60%,
3/1/28  145 147
DTE Energy, STEP, 4.22%, 11/1/24  240 238
Enel Finance International, 1.375%,
7/12/26 (1) 265 242
Enel Finance International, 2.65%,
9/10/24 (1) 405 398
Enel Finance International, 6.80%,
10/14/25 (1) 200 204
Exelon, 5.15%, 3/15/29  100 100
Georgia Power, 5.004%, 2/23/27 (4) 85 85
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 284
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 227
NextEra Energy Capital Holdings, 5.749%,
9/1/25  130 131
NextEra Energy Capital Holdings, 6.051%,
3/1/25  115 115
NRG Energy, 3.75%, 6/15/24 (1) 155 153
Pacific Gas & Electric, 3.50%, 6/15/25  220 214
Par/Shares $ Value
(Amounts in 000s)
PacifiCorp, 5.10%, 2/15/29  115 116
Southern, STEP, 4.475%, 8/1/24  920 915
Terraform Global Operating, 6.125%,
3/1/26 (1) 450 441
Vistra Operations, 5.125%, 5/13/25 (1) 110 109
4,629
Natural Gas 0.6%
APA Infrastructure, 4.20%, 3/23/25 (1) 625 613
NiSource, 5.25%, 3/30/28  60 60
Sempra, 3.30%, 4/1/25  175 171
Sempra, 5.40%, 8/1/26  125 125
Southern California Gas, 2.95%, 4/15/27  185 175
1,144
Total Utility 5,773
Total Corporate Bonds
(Cost $86,788) 85,738
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.1%
Government Sponsored 0.2%
MEGlobal Canada, 5.00%, 5/18/25  450 445
445
Owned No Guarantee 1.9%
Bank Mandiri Persero, 5.50%, 4/4/26  260 260
DAE Funding, 1.55%, 8/1/24 (1) 200 197
Korea Electric Power, 5.375%, 7/31/26 (1) 450 452
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 438
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 490 477
NBN, 1.45%, 5/5/26 (1) 405 375
Pelabuhan Indonesia Persero, 4.875%,
10/1/24  450 448
QNB Finance, 2.625%, 5/12/25  450 436
State Bank of India, 1.80%, 7/13/26  500 462
3,545
Total Foreign Government Obligations &
Municipalities
(Cost $4,031) 3,990
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 199
Total Municipal Securities
(Cost $200) 199
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.0%
Collateralized Mortgage
Obligations 3.8%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 22 20

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 108 91
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 31 26
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 97 80
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 75 63
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 99 81
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 93 75
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 135 117
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 240 206
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 76 65
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 111 102
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 73 59
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 52 43
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 98 80
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
SOFR30A + 1.314%, 6.635%, 1/25/30  2 2
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.32%, 12/25/41 (1) 176 176
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 23 22
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 46 40
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 17 16
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 28 23
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 28 23
Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 59 48
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 6.00%, 3/25/50 (1) 129 121
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.645%, 12/25/46 (1) 46 44
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.865%, 5/25/47 (1) 23 22
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 38 34
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 10 10
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 16 15
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 216
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 315
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
5.133%, 7/25/44 (1) 3 3
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 98 81
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 330 325
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 90 79
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 37 35
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 48 41
Morgan Stanley Residential Mortgage Loan
Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.53%, 9/25/68 (1) 96 98
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 353 308
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 89 73
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 6.635%, 6/25/59 (1) 18 17
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 6.394%, 2/25/60 (1) 30 27

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 93 79
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 24 21
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 53 47
OBX Trust
Series 2023-NQM9, Class A2, CMO, STEP
7.513%, 10/25/63 (1) 94 95
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 186 160
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 26 24
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 4 4
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 37 33
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 207 199
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 84 76
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 239 199
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.97%, 1/25/34 (1) 64 64
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 7.12%, 11/25/41 (1) 90 90
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.27%, 6/25/42 (1) 221 227
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 7.17%, 11/25/43 (1) 98 99
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 6.569%, 3/25/44 (1) 350 350
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 54 46
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 373 347
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 76 66
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
4.00%, 11/25/59 (1) 145 140
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
4.10%, 11/25/59 (1) 130 126
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
3.724%, 1/25/60 (1) 191 183
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 25 23
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 33 29
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 44 38
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 31 27
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 59 51
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 84 70
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 324 280
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 19 17
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 64 56
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 284 249
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 118 119
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 96 97
Verus Securitization Trust
Series 2023-INV3, Class A2, CMO, ARM
7.33%, 11/25/68 (1) 102 103
7,156
Commercial Mortgage-Backed
Securities 4.0%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 6.59%, 4/15/34 (1) 265 242
BAMLL Commercial Mortgage Securities
Trust
Series 2018-DSNY, Class A, ARM
1M TSFR + 1.147%, 6.473%, 9/15/34 (1) 347 347
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M TSFR + 2.114%, 7.44%, 9/15/38 (1) 190 164

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BCP Trust
Series 2021-330N, Class A, ARM
1M TSFR + 0.913%, 6.239%, 6/15/38 (1) 120 114
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 10/15/28  130 130
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.779%, 10/15/34 (1) 510 509
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  140 140
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 6.59%, 9/15/38 (1) 200 197
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M TSFR + 2.014%, 7.34%, 8/15/38 (1) 166 128
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M TSFR + 1.046%, 6.371%, 4/15/34 (1) 100 100
BX Commercial Mortgage Trust
Series 2019-IMC, Class B, ARM
1M TSFR + 1.346%, 6.671%, 4/15/34 (1) 170 170
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 6.315%, 1/17/39 (1) 190 188
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.466%, 6/15/27 (1) 260 261
BX Trust
Series 2021-ARIA, Class C, ARM
1M TSFR + 1.76%, 7.085%, 10/15/36 (1) 145 143
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 205 194
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 150 139
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M TSFR + 1.414%, 6.732%, 11/15/37 (1) 256 255
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 207
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.621%, 8/10/47 (1) 250 222
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  119 113
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 93
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 100 92
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29 (1) 100 89
Par/Shares $ Value
(Amounts in 000s)
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 109 101
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 7.139%, 7/15/38 (1) 178 178
Federal Home Loan Mortgage Multifamily
Structured PTC
Series K753, Class A1
4.60%, 6/25/30  158 157
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A
3.144%, 12/10/36 (1) 200 195
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.348%, 6.673%, 12/15/36 (1) 117 117
Great Wolf Trust
Series 2019-WOLF, Class B, ARM
1M TSFR + 1.648%, 6.973%, 12/15/36 (1) 35 34
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.947%, 7.272%, 12/15/36 (1) 299 299
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M TSFR + 1.714%, 7.04%, 5/15/26 (1) 160 128
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M TSFR + 2.214%, 7.54%, 9/15/29 (1) 355 277
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M TSFR + 2.134%, 7.46%, 10/15/33 (1) 255 240
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M TSFR + 2.534%, 7.86%, 10/15/33 (1) 210 185
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.194%, 8/15/38 (1) 243 235
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 133
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 298
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M TSFR + 1.914%, 7.24%, 12/15/36 (1) 130 36
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.389%, 3/15/36 (1) 315 301
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.539%, 3/15/36 (1) 170 160
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  42 41
7,352

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.2%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 182 178
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 100 94
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 2 2
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 47 45
319
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $16,082) 14,827
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.0%
U.S. Government Agency
Obligations 3.7%
Federal Home Loan Mortgage
3.50%, 3/1/46  82 76
5.00%, 7/1/25  — —
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  54 56
7.00%, 3/1/39  44 46
7.50%, 6/1/38  41 43
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.37%, 1/1/36  4 5
1Y CMT + 2.25%, 6.34%, 10/1/36  1 1
RFUCCT1Y + 1.625%, 4.848%, 4/1/37  5 5
RFUCCT1Y + 1.625%, 5.26%, 6/1/38  10 10
RFUCCT1Y + 1.726%, 5.965%, 7/1/35  1 2
RFUCCT1Y + 1.733%, 5.951%, 10/1/36  3 3
RFUCCT1Y + 1.741%, 5.125%, 5/1/38  5 5
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  1 1
RFUCCT1Y + 1.775%, 5.232%, 5/1/37  2 2
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  2 2
RFUCCT1Y + 1.917%, 6.292%, 2/1/37  1 1
RFUCCT1Y + 2.03%, 6.276%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.582%, 2/1/38  7 7
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  24 23
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  189 165
2.50%, 1/1/52 - 5/1/52  406 339
3.00%, 11/1/34  129 121
4.00%, 12/1/49  31 29
4.50%, 9/1/37 - 5/1/50  245 240
5.50%, 8/1/53  252 252
6.00%, 2/1/53  132 135
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  2 2
RFUCCT1Y + 1.553%, 5.803%, 7/1/35  1 1
RFUCCT1Y + 1.584%, 5.834%, 12/1/35  5 5
RFUCCT1Y + 1.598%, 5.685%, 7/1/36  4 4
Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.655%, 5.905%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.145%, 12/1/35  1 —
RFUCCT1Y + 1.78%, 6.03%, 1/1/34  5 5
RFUCCT1Y + 1.788%, 4.538%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 5.081%, 4/1/38  12 12
RFUCCT1Y + 1.853%, 6.103%, 8/1/38  6 6
RFUCCT1Y + 1.892%, 6.142%, 12/1/35  2 1
RFUCCT1Y + 1.923%, 5.201%, 5/1/38  5 5
RFUCCT1Y + 2.04%, 6.29%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  102 81
2.50%, 1/1/52 - 1/1/54  411 341
3.00%, 1/1/27 - 6/1/52  395 345
3.50%, 3/1/28 - 1/1/52  111 101
4.00%, 11/1/49 - 9/1/52  682 633
4.50%, 12/1/40 - 8/1/52  1,015 974
5.00%, 9/1/25 - 9/1/53  406 400
5.50%, 10/1/24 - 10/1/53  364 367
6.00%, 3/1/34 - 8/1/53  1,726 1,757
6.50%, 7/1/32 - 12/1/32  39 40
UMBS, TBA, 6.00%, 4/1/54 (5) 275 277
6,934
U.S. Government Obligations 1.3%
Government National Mortgage Assn.
2.00%, 3/20/52  19 16
3.00%, 9/20/47  635 567
3.50%, 7/20/52  762 694
4.00%, 10/20/50 - 10/20/52  191 179
4.50%, 10/20/52  590 567
5.00%, 12/20/34 - 11/20/47  218 219
5.50%, 3/20/48 - 3/20/49  34 35
Government National Mortgage Assn., TBA,
6.50%, 4/20/54 (5) 140 142
2,419
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $9,688) 9,353
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 18.9%
U.S. Treasury Obligations 18.9%
U.S. Treasury Inflation-Indexed Notes,
2.375%, 10/15/28  901 923
U.S. Treasury Notes, 4.00%, 12/15/25  1,525 1,506
U.S. Treasury Notes, 4.25%, 12/31/25  4,615 4,578
U.S. Treasury Notes, 4.25%, 1/31/26 (4) 9,995 9,917
U.S. Treasury Notes, 4.50%, 11/15/25 (6) 2,360 2,349
U.S. Treasury Notes, 4.50%, 3/31/26  4,660 4,648
U.S. Treasury Notes, 4.625%, 2/28/26  10,230 10,222
U.S. Treasury Notes, 4.625%, 11/15/26  180 181
U.S. Treasury Notes, 4.875%, 11/30/25  920 921
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $35,379) 35,245

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 4.7%
Commercial Paper 1.3%
4(2) 1.3% (7)
Bacardi-Martini, 5.833%, 4/25/24  500 498
Crown Castle International, 5.883%,
4/30/24  495 492
International Flavors & Fragrance, 6.009%,
4/3/24  495 495
VF, 6.456%, 7/23/24  490 481
Walgreens Boots Alliance, 6.382%, 4/15/24  495 493
2,459
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund,
5.39% (8)(9) 6,264 6,264
6,264
Total Short-Term Investments
(Cost $8,724) 8,723
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund,
5.39% (8)(9) 542 542
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank and Trust Company 542
Total Securities Lending Collateral
(Cost $542) 542
Total Investments in Securities 103.1%
(Cost $195,026) $ 192,069
Other Assets Less Liabilities (3.1)% (5,730)
Net Assets 100.0% $ 186,339
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $66,729 and represents
35.8% of net assets.
(2) All or a portion of this loan is unsettled as of March 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at March 31, 2024.
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $419 and represents 0.2% of net assets.
(6) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Limited-Term Bond Portfolio

.
(7) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,459 and represents 1.3% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (3) (2) (1)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,250 (9) (6) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 596 (4) (3) (1)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (8) (5) (3)
Total Bilateral Credit Default Swaps, Protection Bought (16) (8)
Total Bilateral Swaps (16) (8)

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 9 U.S. Treasury Notes five year contracts 6/24 (963) $ (2)
Short, 31 U.S. Treasury Notes ten year contracts 6/24 (3,435) (12)
Long, 244 U.S. Treasury Notes two year contracts 6/24 49,894 (46)
Short, 3 Ultra U.S. Treasury Bonds contracts 6/24 (387) (6)
Short, 31 Ultra U.S. Treasury Notes ten year contracts 6/24 (3,553) (17)
Net payments (receipts) of variation margin to date 41
Variation margin receivable (payable) on open futures contracts $ (42)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 34++
Totals $ —# $ — $ 34+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 3,436  ¤  ¤ $ 6,806
Total $ 6,806^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $34 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,806.

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Limited-Term Bond Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Limited-Term Bond Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E303-054Q1 03/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 182,804 $ — $ 182,804
Short-Term Investments 6,264 2,459 — 8,723
Securities Lending Collateral 542 — — 542
Total $ 6,806 $ 185,263 $ — $ 192,069
Liabilities
Swaps $ — $ 24 $ — $ 24
Futures Contracts* 83 — — 83
Total $ 83 $ 24 $ — $ 107
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.